Bank Loans and Other Borrowings (Details) - Schedule of aggregate outstanding principal amount	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	$ 40,000,000
April Seven Two Thousand Twenty Five [Member]
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	6,400,000
July Seven Two Thousand Twenty Five [Member]
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	6,400,000
October Seven Two Thousand Twenty Five [Member]
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	6,400,000
January Seven Two Thousand Twenty Six [Member]
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	6,400,000
April Seven Two Thousand Twenty Six [Member]
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	6,400,000
July Seven Two Thousand Twenty Six [Member]
Schedule of Aggregate Outstanding Principal Amount [Abstract]
Repayment Instalment	$ 8,000,000